Share-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of Fair Value Assumptions
The Company estimated the fair value of each stock option on the date of grant using the Black-Scholes closed form option-pricing model applying the weighted average assumptions in the following table. No performance stock options were granted during the years ended March 31, 2022 and 2021.

	Years Ended March 31,
Assumptions	2022	2021
Expected stock price volatility	81.70%	74.84%
Expected risk free interest rate	1.13%	0.43%
Expected term, in years	6.25	6.25
Expected dividend yield	—%	—%

Summary of Stock Option Activity
Activity for stock options and performance stock options under the RSL Equity Plans for the year ended March 31, 2022 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding at March 31, 2021	69,687,308	$11.64	5.89
Granted	12,181,127	$9.76
Exercised	(101,436)	$4.06
Forfeited/Canceled	(1,402,095)	$11.86

Options outstanding at March 31, 2022	80,364,904	$11.37	5.50	$1,899

Options exercisable at March 31, 2022	39,236,351	$11.15	4.70	$1,456

Summary of Restricted Stock Units
Activity for restricted stock units and performance stock units under the RSL Equity Plans for the year ended March 31, 2022 is as follows:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2021	7,294,028	$11.86
Granted	20,948,227	$10.44
Vested	(5,111,550)	$11.60
Forfeited	(1,173,956)	$10.79

Non-vested balance at March 31, 2022	21,956,749	$10.63

Summary of Fair Value of Vested Stock Option
Additional information regarding stock options and performance stock options is set forth below (in thousands, except per share data).

	Years Ended March 31,
	2022	2021
Intrinsic value of options exercised	$89	$—
Grant date fair value of options vested	$210,487	$25,711
Weighted-average grant date fair value per share of stock options granted	$6.85	$8.67

Summary of Share-Based Compensation Expense
Share-based compensation expense was as follows (in thousands):

	Years Ended March 31,
	2022	2021
Share-based compensation expense recognized as:
R&D expenses	$63,735	$22,637
G&A expenses	501,221	62,321

Total	$564,956	$84,958

CVARs [Member] | 2015 EIP [Member]
Summary of Capped Value Appreciation Rights
Activity

for CVARs under the RSL 2015 EIP for the year ended March 31, 2022 is as follows:

	Number of CVARs	Weighted Average Grant Date Fair Value
Non-service-vested CVARs balance at March 31, 2021	32,447,626	$0.72
Granted	—	$—
Service-vested	(18,213,910)	$1.22
Forfeited	(435,630)	$0.40

Non-service-vested CVARs balance at March 31, 2022	13,798,086	$1.25

CVARs [Member] | 2021 EIP [Member]
Summary of Capped Value Appreciation Rights
Activity for CVARs under the RSL 2021 EIP for the year ended March 31, 2022 is as follows:

	Number of CVARs	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2021	—	$—
Granted	6,317,350	$4.95
Forfeited	(32,100)	$4.71

Non-vested balance at March 31, 2022	6,285,250	$4.95